Trade and Other Receivables - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade And Other Receivables [Abstract]
Research tax credit	€ 7,911	€ 9,585	€ 8,785
Credit notes from suppliers	€ 406	€ 408	€ 235